Related Parties and Related Commitments and Contingencies - Schedule of Remaining Guarantee Obligations (Details) - Flash Ventures - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024
Guarantor Obligations [Line Items]
Remaining six months of 2025	$ 250	$ 359
2026	519	470
2027	295	259
2028	176	150
2029	75	61
2030	28
Total guarantee obligations	1,343	1,299
Payment of Principal Amortization
Guarantor Obligations [Line Items]
Remaining six months of 2025	201	285
2026	406	359
2027	198	164
2028	83	58
2029	25	11
2030	4
Total guarantee obligations	917	877
Purchase Option Exercise Price at Final Lease Terms
Guarantor Obligations [Line Items]
Remaining six months of 2025	49	74
2026	113	111
2027	97	95
2028	93	92
2029	50	50
2030	24
Total guarantee obligations	$ 426	$ 422